Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000186848 | 665859104 | Northern Trust Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186848 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186848 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186848 | 21037T109 | Constellation Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 857477103 | State Street Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 174610105 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 493267108 | KeyCorporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	12.40%
C000186848 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	86.30%
C000186848 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.30%
C000186848 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000186848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186848 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000186848 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000186848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000186848 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000186848 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000186848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000186848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000186847 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186847 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186847 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 771049103 | ROBLOX Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 651639106 | Newmont Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | 18915M107 | Cloudflare, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	7.00%
C000186847 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000186847 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000186847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000186847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000186847 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000186847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000186847 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186847 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000186847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000186847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000186847 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	91.30%